Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	2,500,000,000	2,500,000,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	40,000,000,000	40,000,000,000
Ordinary shares, shares outstanding	1,777,596,090	179,250,754
Ordinary shares, shares issued	1,777,596,090	179,250,754
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	7,500,000,000	7,500,000,000
Ordinary shares, shares outstanding	65,387,845	23,843,096
Ordinary shares, shares issued	65,387,845	23,843,096